TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of prepaid income taxes

	2019	2020
The Company - Corporate income tax	406	465
Subsidiaries - Corporate income tax	992	1,352
Total	1,398	1,817
Current portion	(310)	(1,079)
Non-current portion (Note 15)	1,088	738

Schedule of prepaid other taxes

	2019	2020
The Company:
VAT	2,724	1,215
Article 22 - Withholding tax on goods delivery and import	6	2
Article 23 - Withholding tax on services delivery	90	124
Subsidiaries:
VAT	3,628	3,012
Article 4 (2) - Final tax	13	6
Article 23 - Withholding tax on services delivery	46	17
Total	6,507	4,376
Current portion	(3,251)	(2,945)
Non-current portion (Note 15)	3,256	1,431

Schedule of current income tax liabilities

	2019	2020
The Company:
Article 25 - Installment of corporate income tax	6	—
Article 29 - Corporate income tax	1,059	814
Subsidiaries:
Article 25 - Installment of corporate income tax	7	3
Article 29 - Corporate income tax	473	474
Total	1,545	1,291

Schedule of other tax liabilities

	2019	2020
The Company:
Article 4 (2) - Final tax	43	53
Article 21 - Individual income tax	101	119
Article 22 - Withholding tax on goods delivery and import	7	5
Article 23 - Withholding tax on services delivery	38	21
Article 26 - Withholding tax on non-resident income	9	7
VAT - Tax collector	487	490
Sub-total	685	695
Subsidiaries:
Article 4 (2) - Final tax	153	136
Article 21 - Individual income tax	108	176
Article 22 - Withholding tax on goods delivery and import	3	4
Article 23 - Withholding tax on services delivery	80	55
Article 26 - Withholding tax on non-resident income	5	7
VAT	852	349
Sub-total	1,201	727
Total	1,886	1,422

Schedule of components of consolidated income tax expense (benefit)

	2018	2019	2020
Current
The Company	236	1,272	1,976
Subsidiaries	9,196	9,347	7,822
Sub-total	9,432	10,619	9,798
Deferred
The Company	(159)	15	8
Subsidiaries	93	(195)	(549)
Sub-total	(66)	(180)	(541)
Net income tax expense	9,366	10,439	9,257

Schedule of reconciliation of income tax expense

	2018	2019	2020
Profit before income tax consolidation	36,077	38,299	39,147
Less: consolidated income subject to final tax - net	(1,277)	(1,141)	(1,675)
Net	34,800	37,158	37,472
Income tax expense calculated at the Company’s applicable statutory tax rate	6,960	7,432	7,120
Difference in applicable statutory tax rate for subsidiaries	1,753	1,531	898
Non-deductible expenses	423	827	370
Final income tax expense	60	73	51
Deferred tax adjustment rate	—	—	210
Unrecognized deferred tax	(2)	323	201
Others	172	253	407
Net income tax expense	9,366	10,439	9,257

Schedule of net income tax expense

	2018	2019	2020
Estimated taxable income of the Company	400	6,007	10,140
Corporate income tax:
Current corporate income tax expense:
The Company	80	1,201	1,927
Subsidiaries	9,193	9,344	7,819
Current income tax expense of previous year:
The Company	99	1	1
Final tax expense:
The Company	57	70	48
Subsidiaries	3	3	3
Total income tax expense - current	9,432	10,619	9,798

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(27)	70	179
Cost to obtain contracts	38	54	(45)
Leases	2	7	(3)
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	(36)	4	3
Amortization of (addition to) deferred installation fee	(18)	0	(28)
Tax loss utilization (recognition)	172	—	—
Provision for impairment of receivables	(132)	(88)	(48)
Provision for employee benefits	32	(15)	(48)
Valuation of long term investment	—	—	(11)
Amortization of intangible assets, land rights and others	(10)	(10)	(4)
Depreciation and gain on disposal or sale of property and equipment	(180)	(7)	13
Net	(159)	15	8
Telkomsel
Leases	170	90	29
Trade receivables write-off (provision for impairment of receivables)	(88)	88	(384)
Amortization of license	58	33	(27)
Provision for employee benefits	(83)	(83)	84
Contract liabilities	—	—	9
Contract cost	—	—	(27)
Other financial instruments	—	—	65
Depreciation and gain on disposal or sale of property and equipment	64	(68)	(324)
Net	121	60	(575)
Subsidiaries - others - net	(28)	(255)	26
Net income tax benefit - deferred	(66)	(180)	(541)
Income tax expense - net	9,366	10,439	9,257

Schedule of deferred tax assets and liabilities

		(Charged)	Credited to other
	December 31,	credited to profit	comprehensive	Charged	December 31,
	2018	or loss	income	to equity	2019
The Company
Deferred tax assets:
Net periodic pension and other post-employment cost	663	(70)	244	—	837
Provision for impairment of receivables	686	88	—	—	774
Difference between accounting and tax bases of property and equipment	420	7	—	—	427
Provision for employee benefits	215	15	—	—	230
Deferred installation fee	92	0	—	—	92
Accrued expenses and provision for inventory obsolescence	79	(4)	—	—	75
Land rights, intangible assets, and others	9	10	—	—	19
Total deferred tax assets	2,164	46	244	—	2,454
Deferred tax liabilities:
Cost to obtain contracts	(80)	(54)	—	—	(134)
Valuation of long-term investment	(11)	—	—	—	(11)
Leases	(1)	(7)	—	—	(8)
Total deferred tax liabilities	(92)	(61)	—	—	(153)
Deferred tax assets of the Company - net	2,072	(15)	244	—	2,301
Deferred tax assets of the other subsidiaries - net	405	155	10	(92)	478
Total deferred tax assets - net	2,477	140	254	(92)	2,779
Telkomsel
Deferred tax assets:
Provision for employee benefits	641	83	141	—	865
Provision for impairment of receivables	370	(88)	—	—	282
Total deferred tax assets	1,011	(5)	141	—	1,147
Deferred tax liabilities:
Leases	(896)	(90)	—	—	(986)
Difference between accounting and tax bases of property and equipment	(616)	68	—	(9)	(557)
License amortization	(118)	(33)	—	—	(151)
Total deferred tax liabilities	(1,630)	(55)	—	(9)	(1,694)
Deferred tax liabilities of Telkomsel - net	(619)	(60)	141	(9)	(547)
Deferred tax liabilities of the other subsidiaries - net	(578)	100	16	(195)	(657)
Total deferred tax liabilities - net	(1,197)	40	157	(204)	(1,204)

			(Charged)	Credited to other
	December 31,	Changes of	credited to profit	comprehensive	Charged to equity	December 31,
	2019	tax rates	or loss	income	and reclassification	2020
The Company
Deferred tax assets:
Provision for impairment of receivables	774	(126)	174	—	2	824
Net periodic pension and other post-employment benefit costs	837	(158)	(21)	546	—	1,204
Difference between accounting and tax bases of property and equipment	427	32	(45)	—	—	414
Provision for employee benefits	230	(12)	60	—	—	278
Deferred installation fee	92	(17)	45			120
Land rights, intangible assets and others	19	(1)	5	—	—	23
Accrued expenses and provision for inventory obsolescence	75	(8)	5	—	—	72
Total deferred tax assets	2,454	(290)	223	546	2	2,935
Deferred tax liabilities:
Valuation of long-term investment	(11)	1	10	—	—	—
Finance leases	(8)	1	2	—	—	(5)
Capitalization of contract cost	(134)	15	30	—	—	(89)
Total deferred tax liabilities	(153)	17	42	—	—	(94)
Telkomsel
Deferred tax assets:
Provision for employee benefits	865	(186)	102	298	—	1,079
Provision for impairment of receivables	282	(59)	59	—	—	282
Contract liabilities	—	(1)	(8)	—	—	(9)
Other financial instrument	—	(109)	493	—	—	384
Total deferred tax assets	1,147	(355)	646	298	—	1,736
Deferred tax liabilities:
Finance leases	(986)	—	76	—	20	(890)
Difference between accounting and tax bases of property and equipment	(557)	446	(122)	—	—	(233)
License amortization	(151)	31	(4)	—	—	(124)
Contract cost	—	3	24	—	—	27
Other financial instrument	—	—	(65)	—	—	(65)
Total deferred tax liabilities	(1,694)	480	(91)	—	20	(1,285)
Deferred tax assets of the Company - net	2,301	(273)	265	546	2	2,841
Deferred tax (liabilities) assets of Telkomsel - net	(547)	125	555	298	20	451
Deferred tax assets of the other subsidiaries - net	478	(57)	(38)	4	64	451
Deferred tax liabilities of the other subsidiaries - net	(657)	(6)	74	11	(29)	(607)
Total deferred tax asset - net	2,232	(205)	782	848	86	3,743
Total deferred tax liabilities - net	(657)	(6)	74	11	(29)	(607)